Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Summary of Non-current and Current Borrowings
The following table provides a breakdown for non-current and current borrowings:

	2022			2021
(€ thousands)	Committed Loans	Other financial loans	Total borrowings	Committed Loans	Other financial loans	Total borrowings
At January 1,	578,213	50,725	628,938	613,415	51,336	664,751
Repayments	(109,422)	(50,297)	(159,719)	(56,029)	(104,181)	(160,210)
Proceeds	—	—	—	20,000	103,570	123,570
Other	1,836	—	1,836	827	—	827
At December 31,	470,627	428	471,055	578,213	50,725	628,938
Of which:
Non-current	184,661	219	184,880	470,934	712	471,646
Current	285,966	209	286,175	107,279	50,013	157,292

Disclosure In Tabular Form Of Repayment Schedule For Borrowings
The repayment schedule for borrowings is summarized below:

(€ thousands)	At December 31, 2022	Year 1	Year 2	Year 3	Year 4	Year 5 and beyond
Committed loans	470,627	285,966	137,206	35,387	3,994	8,074
Other financial liabilities	428	209	211	8	—	—
Total borrowings	471,055	286,175	137,417	35,395	3,994	8,074

(€ thousands)	At December 31, 2021	Year 1	Year 2	Year 3	Year 4	Year 5 and beyond
Committed loans	578,213	107,279	281,028	133,872	43,965	12,069
Other financial liabilities	50,725	50,013	20	680	12	—
Total borrowings	628,938	157,292	281,048	134,552	43,977	12,069

Summary of Details of Borrowings
The following tables provide details relating to the Group’s individual borrowings.

				At December 31, 2022
Borrower	Interest rate	Interest rate terms	Expiry date	of which current portion	of which non-current portion
				(€ thousands)
Ermenegildo Zegna N.V.	Variable	IRS + 1.48%	January 2023	20,099	—
Ermenegildo Zegna N.V.	Variable	IRS + 0.80%	February 2023	20,000	—
Ermenegildo Zegna N.V.	Fixed	0.77%	March 2023	15,000	—
Ermenegildo Zegna N.V.	Fixed	0.49%	April 2023	50,042	—
Ermenegildo Zegna N.V.	Variable	Euribor 6m + 0.75%	May 2023	45,139	—
Ermenegildo Zegna N.V.	Variable	Euribor 6m + 0.86%	June 2023	6,250	—
Ermenegildo Zegna N.V.	Variable	IRS + 1.05%	August 2023	40,168	—
Ermenegildo Zegna N.V.	Variable	IRS + 0.78%	November 2023	60,139	—
Ermenegildo Zegna N.V.	Variable	Euribor 6m + 0.78%	November 2023	5,000	—
Ermenegildo Zegna N.V.	Fixed	1.22%	November 2023	20,000	—
Ermenegildo Zegna N.V.	Variable	IRS + 0.81%	April 2024	409	79,986
Lanificio Ermenegildo Zegna e Figli S.p.A.	Fixed	1.35%	June 2024	194	195
Ermenegildo Zegna N.V.	Variable	IRS + 0.60%	December 2024	200	49,951
Co.Ti Service S.A.	Fixed	0.75%	March 2025	—	20,000
Co.Ti Service S.A.	Fixed	0.75%	April 2025	—	10,000
Ermenegildo Zegna N.V.	Variable	Euribor 1m + 0.77%	May 2025	3,324	4,750
Ermenegildo Zegna N.V.	Fixed	0.73%	September 2028	33	19,973
Other borrowings	Fixed	0.05% - 0.49%	Up to 2029	178	25
Total				286,175	184,880
of which fixed				85,447	50,193
of which variable				200,728	134,687

				At December 31, 2021
Borrower	Interest rate	Interest rate terms	Expiry date	of which current portion	of which non-current portion
				(€ thousands)
Co.Ti Service S.A.	Fixed	0.79%	February 2022	10,000	—
Co.Ti Service S.A.	Fixed	0.79%	March 2022	5,000	—
Ermenegildo Zegna N.V.	Fixed	0.00%	March 2022	15,000	—
Ermenegildo Zegna N.V.	Fixed	0.00%	March 2022	35,000	—
Ermenegildo Zegna N.V.	Variable	Euribor 3m + 0.69%	September 2022	9,998	—
Ermenegildo Zegna N.V.	Fixed	1.25%	December 2022	10,000	—
Ermenegildo Zegna N.V.	Variable	IRS + 1.48%	January 2023	—	19,999
Ermenegildo Zegna N.V.	Variable	IRS + 0.80%	February 2023	—	20,000
Ermenegildo Zegna N.V.	Fixed	0.77%	March 2023	—	15,000
Ermenegildo Zegna N.V.	Fixed	0.49%	April 2023	—	49,993
Ermenegildo Zegna N.V.	Variable	Euribor 6m + 0.75%	May 2023	—	44,991
Ermenegildo Zegna N.V.	Variable	Euribor 6m + 0.83%	June 2023	12,485	6,247
Ermenegildo Zegna N.V.	Variable	IRS + 1.05%	August 2023	—	39,993
Ermenegildo Zegna N.V.	Variable	Euribor 6m + 0.80%	September 2023	49,836	—
Ermenegildo Zegna N.V.	Variable	IRS + 0.75%	November 2023	—	59,948
Ermenegildo Zegna N.V.	Variable	Euribor 6m + 0.75%	November 2023	9,960	4,966
Ermenegildo Zegna N.V.	Fixed	1.22%	November 2023	—	20,000
Ermenegildo Zegna N.V.	Variable	IRS + 0.81%	April 2024	—	79,936
Lanificio Ermenegildo Zegna e Figli S.p.A.	Fixed	1.35%	June 2024	—	655
Ermenegildo Zegna N.V.	Variable	IRS + 0.60%	December 2024	—	49,901
Co.Ti Service S.A.	Fixed	0.75%	March 2025	—	20,000
Co.Ti Service S.A.	Fixed	0.75%	April 2025	—	10,000
Ermenegildo Zegna N.V.	Variable	Euribor 1m + 0.76%	May 2025	—	9,993
Ermenegildo Zegna N.V.	Fixed	0.73%	September 2028	—	19,967
Other	Fixed	0.05%	June 2025	13	57
Total				157,292	471,646
of which fixed				75,013	135,672
of which variable				82,279	335,974